Taxation - Disclosure of Tax on Profit (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Current tax:
UK corporation tax on profit for the year	£ 555	£ 610	£ 345
Adjustments in respect of prior years	(27)	(13)	(16)
Total current tax	528	597	329
Deferred tax:
Charge/(credit) for the year	23	(11)	54
Adjustments in respect of prior years	9	11	(3)
Total deferred tax	32		51
Tax on profit	£ 560	£ 597	£ 380